PROVISIONS FOR LIABILITIES AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Summary of Provisions for Liabilities and Charges
The movements in 2025 and 2024 were as follows:

	Employee benefits £m	Property £m	Legal £m	Other £m	Total £m
1 January 2024	153	99	35	18	305
Charged to the income statement	14	12	102	1	129
Utilised	(33)	(17)	—	—	(50)
Released to the income statement	—	(12)	(6)	(12)	(30)
Other movements	28	(10)	—	—	18
Exchange adjustments	2	(1)	1	1	3
31 December 2024	164	71	132	8	375
Charged to the income statement	4	14	49	2	69
Utilised	(32)	(18)	—	—	(50)
Released to the income statement	—	(10)	(2)	—	(12)
Other movements	21	(3)	(25)	(2)	(9)
Exchange adjustments	(11)	(2)	(1)	—	(14)
31 December 2025	146	52	153	8	359

	2025	2024
	£m	£m
Current	160	143
Non-current	199	232
	359	375